Cash Flow Reconciliations - Reconciliation of lease liabilities arising from financing activities (Details) - Lease liabilities - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	$ 886	$ 1,393
Cash flows	(247)	(275)
Non-cash items	12	5
Liabilities/(assets) arising from financing activities at end of period	651	1,123
Lease expense (Note 5)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	19	31
Total	19	31
Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(19)	(28)
Total	(19)	(28)
Payments for lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(228)	(247)
Non-cash items	(7)	(26)
Total	$ (235)	$ (273)